OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
OTHER LIABILITIES [Abstract]
Net current tax provision	$ 2,036	$ 645
Lease incentive obligation	24,757	21,217
Deferred rent payable	3,792	11,974
Refundable deposits	350	4,240
Other	9,319	14,050
Total other liabilities	$ 40,254	$ 52,126